Accounts Receivable	9 Months Ended
Sep. 30, 2021
Credit Loss [Abstract]
Accounts Receivable

NOTE 4: ACCOUNTS RECEIVABLE

As of September 30, 2021, the company carried accounts receivable of $322,218. The industry in which the company operates does not have large amounts of accounts receivable at any given time. Company provides credit term to certain customers which usually are net 30 days. Company has not experienced any bad debts in previous years and it reasonably believes to collect all of its accounts receivable as of September 30, 2021, June 30, 2021 and December 31, 2020. As of September 30, 2021, June 30, 2021 and December 31, 2020, no allowance for doubtful accounts was deemed necessary.